Leases (Details) - Schedule of future minimum rental payments for operating leases $ in Millions	Dec. 31, 2016 USD ($)
Leases, Operating [Abstract]
2017	$ 572.9
2018	539.4
2019	487.8
2020	426.5
2021	353.9
Thereafter	2,883.4
Total	$ 5,263.9